Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.60%(a)
Alabama–1.73%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,390	$ 5,231,671
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	515	534,241
Series 2016, RB	5.75%	06/01/2045	25	26,236
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,530	2,329,835
Series 2016 A, RB(b)	5.00%	09/01/2046	2,400	3,654,642
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	942,863
				12,719,488
Alaska–0.56%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	4,065	4,127,432
Arizona–4.76%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	2,050	2,114,499
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,239,138
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	385	441,057
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	400	418,095
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,042,468
Series 2019 B, RB	5.13%	01/01/2054	80	78,444
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)	5.00%	07/01/2037	675	696,719
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(d)(e)	5.00%	07/01/2021	3,450	3,463,725
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,328,241
Series 2017, Ref. RB	5.00%	11/15/2045	835	891,938
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	811,238
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	632,657
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2022	7,600	7,998,664
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	522,209
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,780	2,898,817
Phoenix Civic Improvement Corp.;
Series 2020, RB(b)	5.00%	07/01/2049	2,850	3,552,402
Series 2020-XM0924, RB(b)	5.00%	07/01/2044	1,890	2,453,041
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	361,274
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,181,652
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	765	1,078,407
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2021	800	806,310
				35,010,995
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	1,065,924
California–24.67%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,570	2,738,152
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	5,770	4,299,585
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2027	2,280	2,853,944
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	$ 1,390	$ 1,343,212
Series 2009, GO Bonds(g)	0.00%	08/01/2031	2,680	2,319,187
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	301,468
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,115	814,469
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	123,570
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,590	315,864
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,486,297
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,605,920
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,600	2,683,402
Series 2020-XM0909, GO Bonds(b)	3.00%	11/01/2050	2,225	2,393,420
Series 2020-XX1123, Ctfs.(b)(h)	4.00%	03/01/2046	2,850	3,390,422
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	902,852
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,717,008
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	465	549,002
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	788	924,089
California (State of) Infrastructure & Economic Development Bank; Series 2003 A(b)(d)(e)	5.00%	01/01/2028	10,032	12,779,300
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	202,444
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,185	1,452,061
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS -BAM)(f)	4.00%	05/15/2041	500	600,613
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2043	885	1,077,230
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	1,590	1,845,535
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	240	271,364
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,175	1,262,238
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,450	1,556,237
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,195	3,376,110
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	885,723
Series 2016 A, RB(c)	5.00%	12/01/2041	1,245	1,406,983
Series 2016 A, RB(c)	5.25%	12/01/2056	950	1,072,206
California Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	5,168	6,583,276
California State University; Series 2020-XM0923, RB(b)	5.00%	11/01/2048	1,960	2,457,092
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	695	623,816
CSCDA Community Improvement Authority; Series 2021, RB(c)	4.00%	08/01/2056	475	517,019
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(c)	3.13%	08/01/2056	790	787,467
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	869,920
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2040	4,685	2,934,029
Series 2009, GO Bonds(g)	0.00%	08/01/2041	4,965	3,007,409
Series 2009, GO Bonds(g)	0.00%	08/01/2042	5,265	3,081,950
Series 2009, GO Bonds(g)	0.00%	08/01/2043	3,460	1,958,564
Series 2009, GO Bonds(g)	0.00%	08/01/2044	4,825	2,637,717
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	1,775	1,491,757
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	1,980	1,623,315
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,250	3,535,494
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,295	1,562,521
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,015	1,051,163
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(b)	7.15%	05/15/2044	1,910	2,421,258
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB(b)	5.00%	07/01/2043	6,510	6,837,111
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	$ 1,985	$ 1,518,209
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,955	3,464,651
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	555	878,115
Series 2009 B, RB	6.50%	11/01/2039	2,090	3,445,656
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	2,156,997
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,875	2,636,912
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	4,025	2,884,498
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,590	1,104,304
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2027	4,005	3,745,319
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	5,000	4,214,857
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	4,000	4,359,740
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(d)(e)	7.50%	12/01/2021	2,085	2,159,746
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(d)(e)	5.00%	08/01/2021	6,790	6,845,184
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/01/2036	1,110	1,394,212
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(d)(e)	5.00%	11/01/2021	4,320	4,408,667
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	3,300	2,864,700
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	643,444
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,295	1,075,589
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,220	2,640,726
Series 2021-XF1212, Revenue Ctfs.(b)	4.00%	05/15/2051	2,420	2,899,355
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	15,570	12,864,434
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	5,725	4,609,362
				181,345,462
Colorado–4.04%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	522,855
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	1,081,314
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,795,679
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	555	689,391
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/2035	3,900	4,397,487
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	542,410
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(b)(h)	5.00%	08/01/2044	1,185	1,465,177
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,581,639
Series 2018 A, Ref. RB(b)(i)	5.25%	12/01/2048	4,160	5,142,761
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	474,799
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	782,966
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	605	655,875
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	715,532
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,253
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,710	4,230,548
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	500	556,962
				29,733,687
Connecticut–0.59%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB(d)(e)	5.00%	07/01/2021	4,300	4,317,106
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.27%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	$ 785	$ 787,119
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	606,656
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,930	6,134,217
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,809,104
				9,337,096
Florida–10.37%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	475	547,839
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
Broward (County of), FL;
Series 2012 A, RB(d)(e)	5.00%	10/01/2022	2,145	2,285,015
Series 2013 C, RB(d)(e)	5.25%	10/01/2023	2,500	2,794,640
Series 2015 A, RB(i)	5.00%	10/01/2045	1,010	1,167,077
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,450	4,180,612
Series 2019 B, RB(i)	4.00%	09/01/2044	790	912,363
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	240	257,431
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,309,278
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(b)(h)	5.00%	07/01/2049	2,255	2,820,409
County of Miami-Dade FL Water & Sewer System Revenue; Series 2021-XM0942, Revenue Ctfs.(b)	4.00%	10/01/2046	2,825	3,396,807
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,382,646
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	3,333,388
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(d)(i)	5.13%	06/01/2021	995	995,000
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	640	694,872
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2039	2,500	2,916,171
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,960	2,421,224
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	668,935
Series 2020 A, Ref. RB	5.75%	08/15/2050	270	293,139
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	1,079,964
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	395	397,328
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(d)(e)	5.00%	11/15/2021	4,630	4,732,455
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	941,473
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	1,000	1,063,192
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,750	1,864,232
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,407,756
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,650	4,378,166
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	2,500	2,506,933
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.00%	08/01/2030	315	316,264
Orange (County of), FL; Series 2012 B, Ref. RB(b)(d)(e)	5.00%	01/01/2022	7,855	8,080,200
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	935	1,133,007
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,405	522,582
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	430	147,605
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,675	552,843
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	365	115,811
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	475	515,448
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(d)(e)	5.00%	12/01/2024	1,125	1,306,675
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,110,644
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(b)	5.00%	10/01/2031	3,330	3,383,310
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	956,249
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	$ 500	$ 555,877
Series 2014 A, RB	5.00%	07/01/2027	500	552,751
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,423,150
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(f)	6.00%	10/01/2029	2,000	2,784,614
				76,207,193
Georgia–1.15%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,186,150
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	2,265	2,665,829
Series 2020, RB(b)(h)	4.00%	07/01/2049	1,575	1,835,781
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	736,462
				8,424,222
Hawaii–0.92%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2041	780	895,376
Series 2015 A, RB(i)	5.00%	07/01/2045	1,545	1,773,525
Series 2018 A, RB(i)	5.00%	07/01/2043	1,530	1,890,564
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	2,000	2,195,995
				6,755,460
Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	741,902
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,035,346
				1,777,248
Illinois–15.24%
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(d)	5.13%	01/01/2022	340	349,184
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	691,539
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	431,512
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	346,703
Series 2012 A, GO Bonds	5.00%	01/01/2033	790	805,242
Series 2012, RB	5.00%	01/01/2042	2,030	2,079,713
Series 2014, RB	5.00%	11/01/2044	790	893,168
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	1,053,148
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,489,000
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,251,973
Chicago (City of), IL (Midway Airport); Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,236,705
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	775	877,713
Series 2015 D, RB	5.00%	01/01/2046	540	620,791
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2042	2,500	2,981,945
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,528,604
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	910	1,071,962
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	786,095
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	1,009,821
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	550,519
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,921,648
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(d)(e)(h)	5.25%	12/01/2021	8,970	9,201,409
Series 2014, RB	5.00%	12/01/2044	3,070	3,516,573
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,546,595
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2032	$ 2,540	$ 2,662,438
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2037	2,540	2,658,363
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(f)	6.00%	11/01/2026	2,000	2,420,715
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,960	2,147,318
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,109,396
Series 2014, GO Bonds	5.00%	05/01/2036	750	823,732
Series 2017 C, GO Bonds	5.00%	11/01/2029	250	302,293
Series 2017 D, GO Bonds	5.00%	11/01/2024	295	338,795
Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	5,622,923
Series 2018 A, GO Bonds	6.00%	05/01/2027	725	926,363
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,359,683
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	790	802,388
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	588,996
Series 2020, GO Bonds	5.50%	05/01/2039	985	1,264,620
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,454,911
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	340,413
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	62,547
Series 2019 A, Ref. RB	5.00%	11/01/2049	525	590,222
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	795	847,626
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,495,444
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.25%	08/15/2023	1,000	1,122,032
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,169,084
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	275	272,360
Series 2017, Ref. RB	5.25%	02/15/2037	190	194,302
Series 2017, Ref. RB	5.25%	02/15/2047	795	801,165
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	04/01/2023	3,390	3,705,268
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	2,138,228
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(f)	5.75%	06/15/2026	8,480	9,025,719
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGM)(f)	5.00%	06/15/2027	3,500	3,909,040
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	10,050	10,751,517
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,500	2,217,125
Regional Transportation Authority; Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,150	2,910,974
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	3,960	4,738,790
				112,016,352
Indiana–2.84%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,000	3,049,183
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	513,270
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(i)	5.00%	07/01/2035	500	544,669
Series 2013 A, RB(i)	5.00%	07/01/2048	525	570,836
Series 2013, RB(i)	5.00%	07/01/2040	3,480	3,788,967
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	2,690	2,766,373
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(d)(e)	5.25%	07/01/2023	1,000	1,105,238
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB(d)	5.00%	06/01/2021	3,000	3,000,000
Series 2013 F, RB(b)	5.00%	02/01/2030	4,500	4,843,414
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	640	684,415
				20,866,365
Iowa–1.35%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	395	407,888
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$ 1,225	$ 1,341,611
Series 2013, Ref. RB(e)	5.25%	12/01/2037	1,160	1,280,696
Series 2019, Ref. RB	3.13%	12/01/2022	280	285,665
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	475	540,669
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2032	900	1,206,247
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,102,709
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,719,298
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,005	1,943,836
				9,898,672
Kansas–0.36%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,846
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,050,861
				2,639,707
Kentucky–2.39%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(k)	1.43%	02/01/2025	670	676,081
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	2,019,685
Series 2015 A, RB	5.00%	01/01/2045	305	338,522
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	1,069,421
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,190	1,450,274
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	1,860	1,958,611
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,640	4,553,038
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,333,696
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB(d)(e)	5.00%	04/01/2023	2,000	2,176,864
				17,576,192
Louisiana–1.38%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2028	2,000	2,188,958
Series 2013 A, RB (INS - AGM)(f)	5.25%	06/01/2031	2,000	2,189,762
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(c)	3.90%	11/01/2044	905	953,437
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	635	727,822
New Orleans (City of), LA; Series 2014, Ref. RB(d)	5.00%	12/01/2021	1,000	1,024,301
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	280	280,863
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,465	1,528,182
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,235	1,287,296
				10,180,621
Maryland–1.12%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	1,061,206
Series 2017 A, RB(c)	4.50%	02/15/2047	500	527,929
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	836,479
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	1,435	1,642,130
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	1,130,450
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	$ 1,185	$ 1,553,948
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	728,082
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	180,144
Series 2017 B, RB	5.00%	11/01/2047	520	554,546
				8,214,914
Massachusetts–2.96%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	3,000	3,794,148
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,802,984
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012, RB(d)(e)	5.00%	07/01/2021	2,890	2,901,258
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,256,293
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(i)	4.00%	07/01/2044	1,000	1,146,809
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB(b)(d)(e)(h)	5.00%	10/15/2021	5,325	5,422,155
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,385	2,698,655
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB(d)(e)	5.00%	07/01/2021	2,730	2,740,860
				21,763,162
Michigan–3.33%
Academy of Warren; Series 2020 A, Ref. RB(c)	5.00%	05/01/2035	290	306,066
Detroit Downtown Development Authority; Series 2018 A, RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2038	1,500	1,686,803
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,278,481
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB(d)(e)	5.00%	07/01/2021	3,400	3,413,526
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(b)	5.00%	04/15/2041	2,655	3,161,616
Michigan (State of) Finance Authority; Series 2014 C-1, RB(d)(e)	5.00%	07/01/2022	1,130	1,189,909
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,990,633
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	641,465
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	642,395
Series 2015, Ref. RB	5.00%	07/01/2035	1,165	1,360,602
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	177,057
Series 2020, Ref. RB	5.00%	06/01/2045	465	507,386
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,070	2,358,074
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(h)	5.00%	12/01/2046	3,575	4,296,458
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	595	606,660
Western Michigan University;
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	400	450,136
Series 2013, Ref. RB(d)(e)	5.25%	11/15/2023	350	393,869
				24,461,136
Minnesota–0.12%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	455,503
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	430,040
				885,543
Missouri–1.25%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,995,371
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,150	1,409,227
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	945	1,161,655
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	511,525
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	399,106
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,488,415
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$ 1,975	$ 2,235,505
				9,200,804
Nebraska–1.31%
Central Plains Energy Project (No. 3);
Series 2012, RB(l)	5.00%	09/01/2032	5,500	5,827,247
Series 2017 A, Ref. RB	5.00%	09/01/2042	870	1,289,444
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB(d)(e)	5.00%	11/01/2021	2,500	2,550,040
				9,666,731
Nevada–0.29%
Clark (County of), NV; Series 2013 A, Ref. RB(i)	5.00%	07/01/2028	2,000	2,139,934
New Hampshire–0.37%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,700	2,714,616
New Jersey–5.57%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	2,485	3,073,249
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,555	3,787,532
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	2,000	2,332,654
Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,924,789
Series 2021, RB	4.00%	06/15/2039	1,000	1,170,508
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	635	672,655
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,132,686
Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,120,714
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	8,435	7,961,025
Series 2008 A, RB (INS - BAM)(f)(g)	0.00%	12/15/2037	1,920	1,334,974
Series 2011 B, RB(d)	5.50%	06/15/2021	1,005	1,006,936
Series 2014, RB	5.00%	06/15/2030	875	1,102,393
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,096,187
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2029	1,505	1,791,451
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2030	515	610,002
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,133,996
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,740	2,153,700
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,118,977
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2023	2,470	2,606,533
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,370	2,832,109
Series 2018 A, Ref. RB	5.25%	06/01/2046	790	962,634
				40,925,704
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	894,222
New York–18.87%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,462,926
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(f)	4.00%	02/15/2047	3,135	3,500,881
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,601,264
Series 2013 B, RB	5.00%	11/15/2038	1,680	1,802,279
Series 2016 A, Ref. RB	5.25%	11/15/2032	595	732,064
Series 2019 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,550	2,928,142
Series 2020 A-2, RB	4.00%	02/01/2022	1,110	1,137,677
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	$ 570	$ 634,229
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	622,474
Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,584,156
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(b)	4.00%	07/01/2050	4,415	5,182,797
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,105	3,930,628
New York (City of), NY;
Series 2020-XM0925, GO Bonds(b)	5.00%	08/01/2043	2,205	2,812,688
Series 2021-XM0937, Revenue Ctfs.(b)	4.00%	03/01/2047	2,445	2,903,357
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	2,380	2,511,082
New York (City of), NY Municipal Water Finance Authority; Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,175,857
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,668,207
Subseries 2011 D-1, RB(b)	5.00%	11/01/2033	1,725	1,758,774
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	7,155	7,373,285
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(b)	5.00%	06/15/2045	1,000	1,048,204
Series 2020 GG-1, RB(b)	5.00%	06/15/2048	6,040	7,713,846
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,688,649
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,940,517
New York (State of) Dormitory Authority; Series 2021-XM0939, Revenue Ctfs.(b)	4.00%	03/15/2042	4,035	4,834,409
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	1,805	2,407,469
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, RB(d)(e)	5.00%	02/15/2023	2,050	2,221,220
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(f)	5.75%	07/01/2027	1,000	1,168,243
New York City (City of), NY Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	1,910	2,312,483
Series 2020-XF2864, Ctfs.(b)	4.00%	11/01/2045	3,165	3,718,005
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	5,787,787
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(b)(h)	5.00%	09/15/2040	5,100	5,282,542
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,830,147
New York Power Authority; Series 2020-XF0956, Ctfs.(b)	4.00%	11/15/2050	3,500	4,112,023
New York State Dormitory Authority; Series 2020-XL0149, Ctfs.(b)	4.00%	03/15/2046	5,000	5,902,863
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(b)	4.00%	01/01/2050	5,110	5,908,713
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,490	2,904,818
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2021	1,970	1,985,093
Series 2020, Ref. RB(i)	5.25%	08/01/2031	625	746,536
Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	1,130,002
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,545	1,556,303
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,278,984
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	225	275,153
Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,408,149
Series 2018, RB(i)	5.00%	01/01/2034	955	1,158,656
Series 2018, RB(i)	4.00%	01/01/2036	1,425	1,625,518
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	1,905	2,408,579
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	3,377,796
Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,841,167
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,513,609
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(b)	5.00%	05/15/2051	2,055	2,657,062
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	630	810,918
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$ 2,615	$ 2,882,003
				138,760,233
North Carolina–4.64%
Charlotte (City of), NC (Charlotte Airport); Series 2017 A, Airport RB(b)	5.00%	07/01/2042	1,775	2,201,803
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,947,004
Series 2019, RB	4.00%	07/01/2044	640	751,672
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(e)	5.00%	12/01/2028	790	1,021,002
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(m)	0.01%	01/15/2048	3,000	3,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(i)	5.00%	12/31/2037	750	837,015
Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,227,555
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2022	5,110	5,360,563
North Carolina (State of) Turnpike Authority;
Series 2011, RB(d)	5.00%	07/01/2021	1,755	1,761,909
Series 2011, RB(d)	5.00%	07/01/2021	2,430	2,439,567
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2025	8,820	10,560,089
				34,108,179
North Dakota–0.60%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	2,354,331
Series 2017 C, RB	5.00%	06/01/2048	1,815	2,081,966
				4,436,297
Ohio–6.51%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	914,532
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	1,450	1,515,296
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	1,000	1,116,514
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	580,694
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	445	528,195
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,015	3,490,392
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,065	9,349,255
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,155	1,313,559
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,080,565
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	755	808,951
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,938,014
Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,846,615
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,008,110
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(d)(e)(h)	5.00%	11/15/2021	3,390	3,465,802
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	970	1,045,568
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(d)(e)	5.50%	06/01/2022	3,000	3,160,496
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,370	1,519,845
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(d)(e)	6.25%	06/01/2021	2,470	2,470,000
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,585	1,836,602
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,395,442)(c)(n)	6.00%	04/01/2038	1,425	686,220
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	735	833,925
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	555	626,542
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028	2,500	2,694,813
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,585	2,051,806
				47,882,311
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.97%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	$ 4,755	$ 5,856,773
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,666,547)(n)(o)	5.00%	08/01/2052	1,785	1,303,050
				7,159,823
Oregon–0.61%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	526,428
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,140	3,971,071
				4,497,499
Pennsylvania–1.69%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	790	894,500
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,210,046
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(e)	4.38%	07/01/2022	850	874,607
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2018 B, RB	5.25%	12/01/2048	1,105	1,393,368
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	430	510,845
Series 2021 A, RB	4.00%	12/01/2044	475	561,989
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,010	1,227,517
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	3,595	4,335,264
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	145	171,020
Series 2020, Ref. RB(c)	5.00%	06/15/2050	270	314,090
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	920,446
				12,413,692
Puerto Rico–4.69%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,332,730
Series 2002, RB	5.63%	05/15/2043	1,740	1,749,043
Series 2005 A, RB(g)	0.00%	05/15/2050	5,450	856,218
Series 2005 B, RB(g)	0.00%	05/15/2055	2,390	213,152
Series 2008 A, RB(g)	0.00%	05/15/2057	14,090	940,341
Series 2008 B, RB(g)	0.00%	05/15/2057	23,715	1,241,483
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	380	391,978
Series 2012 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	07/01/2035	440	455,365
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	170	179,417
Series 2012 A, RB	5.13%	07/01/2037	1,510	1,595,885
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	583,817
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,270	1,371,339
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	690	745,074
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	610	658,712
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(f)	4.75%	07/01/2038	630	639,660
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	379,435
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	709,790
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	725	791,476
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,135	1,274,413
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	1,910	1,964,168
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$ 1,355	$ 1,154,619
Series 2018 A-1, RB(g)	0.00%	07/01/2031	330	260,152
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,000	1,460,739
Series 2018 A-1, RB(g)	0.00%	07/01/2046	4,740	1,543,202
Series 2018 A-1, RB(g)	0.00%	07/01/2051	14,505	3,430,189
Series 2018 A-1, RB	4.75%	07/01/2053	1,285	1,444,551
Series 2018 A-1, RB	5.00%	07/01/2058	3,740	4,266,612
Series 2019 A-2, RB	4.33%	07/01/2040	775	859,884
				34,493,444
South Carolina–1.62%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	1,400	1,553,222
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,005	3,575,443
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	210	249,865
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,020	1,213,631
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,120	1,278,910
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,595	4,016,585
				11,887,656
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,530,184
Tennessee–1.33%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,785	2,199,673
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,605	1,932,475
Series 2020, RB	4.00%	12/01/2050	1,605	1,921,254
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	615	765,195
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,415,935
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,548,122
				9,782,654
Texas–15.23%
Alamo Community College District; Series 2012, Ref. GO Bonds(b)	5.00%	08/15/2034	5,105	5,395,875
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,450	1,823,285
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	675	845,553
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,845,446
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,232,291
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(f)	5.25%	08/15/2031	5,395	7,537,920
Houston (City of), TX;
Series 2011 D, RB(b)(d)(e)	5.00%	11/15/2021	2,700	2,760,373
Series 2011 D, RB(b)(d)(e)	5.00%	11/15/2021	4,005	4,094,554
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	600,459
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	875	918,123
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2025	4,650	4,427,808
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)	5.50%	08/15/2045	1,205	1,316,721
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,227
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,218,411
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,935	3,111,803
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	222,453
Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,387,347
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	$ 750	$ 650,660
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,412,864
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,900	2,111,964
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(d)(e)	5.00%	04/01/2024	1,000	1,123,000
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	250	265,152
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,055,353
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,380	2,583,539
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	18,900	17,491,387
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,740	3,196,427
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021	1,500	1,512,932
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,495	2,691,651
Series 2021 A, RB	5.00%	02/01/2049	1,265	1,630,000
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,260	3,901,357
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,880,597
Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,623,259
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,782,085)(n)	6.38%	02/15/2048	1,765	1,445,643
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	92,255
Series 2020, Ref. RB	6.75%	11/15/2051	80	91,880
Series 2020, Ref. RB	6.88%	11/15/2055	80	92,239
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,680,389
Temple (City of), TX; Series 2018 A, RB(c)	5.00%	08/01/2028	690	776,102
Texas (State of) (College Student Loan); Series 2017, GO Bonds(i)	3.00%	08/01/2034	1,000	1,092,985
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,555	1,848,609
Series 2019, RB(g)	0.00%	08/01/2041	2,000	914,301
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,170	1,815,391
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	970	530,358
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,675	4,090,631
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,975	4,661,266
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,181,233
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,300	1,484,160
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,240	2,748,660
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	515	518,507
				111,938,400
Utah–1.91%
Murray (City of), UT (IHC Health Services, Inc.); Series 2005 B, VRD RB(m)	0.01%	05/15/2037	7,550	7,550,000
Salt Lake (City of), UT;
Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,490	3,001,119
Series 2018 A, RB(i)	5.00%	07/01/2048	1,230	1,489,447
Series 2018 A, RB(i)	5.25%	07/01/2048	1,635	2,006,921
				14,047,487
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.22%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	$ 540	$ 541,220
Series 2010 A, RB	5.00%	10/01/2029	1,105	1,107,496
				1,648,716
Virginia–1.82%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,190	1,823,787
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	300	292,770
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	805	851,926
Series 2012, RB(i)	5.50%	01/01/2042	2,930	3,080,133
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,780	3,880,305
Series 2012, RB(i)	5.00%	01/01/2040	1,905	1,955,192
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	488,088
Series 2017, RB(i)	5.00%	12/31/2052	855	1,028,754
				13,400,955
Washington–2.84%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(i)	5.50%	07/01/2025	925	928,813
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,177,172
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,865	3,388,553
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,770	2,226,708
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,338,938
Series 2018, RB(b)(h)	5.00%	07/01/2048	3,955	4,777,557
Series 2018, RB	5.00%	07/01/2048	790	937,014
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	3,440	4,244,545
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	440,100
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	360,050
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,080	1,080,000
				20,899,450
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	882,255
Wisconsin–3.93%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	865	968,284
Series 2017, RB(c)	6.75%	12/01/2042	2,015	2,310,692
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,375	3,976,719
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	679,935
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,025	1,735,404
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	23,275	5,323,339
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,250	2,615,468
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,650,238
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,128,532
Series 2014, RB	5.13%	05/01/2029	1,000	1,013,047
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	400	442,261
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	516,421
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$ 1,585	$ 1,810,705
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,800,590
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	919,659
				28,891,294
Wyoming–0.34%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)	5.00%	01/01/2027	2,020	2,498,299
TOTAL INVESTMENTS IN SECURITIES(p)–158.60% (Cost $1,048,766,640)					1,166,024,816
FLOATING RATE NOTE OBLIGATIONS–(27.72)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(203,765,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.81)%					(233,841,574)
OTHER ASSETS LESS LIABILITIES–0.93%					6,796,212
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$735,214,454
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $44,937,970, which represented 6.11% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $56,162,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(l)	Security subject to crossover refunding.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(n)	Restricted security. The aggregate value of these securities at May 31, 2021 was $3,434,913, which represented less than 1% of the Trust’s Net Assets.
(o)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2021 represented less than 1% of the Trust’s Net Assets.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.24%

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $323,624,979 are held by TOB Trusts and serve as collateral for the $203,765,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Quality Municipal Income Trust